Long-Term Debt and Notes Payable - Summary of Long-Term Debt Obligations (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Long-term debt consists of:
Long-term borrowing	$ 891,547	$ 88,562
Less: Amounts due within one year	27,026	39,543
Total long-term debt	864,521	49,019
Senior Notes [Member]
Long-term debt consists of:
Long-term borrowing	500,000
Term Loan [Member]
Long-term debt consists of:
Long-term borrowing	298,500
Amortizing Notes [Member]
Long-term debt consists of:
Long-term borrowing	40,483
Capital lease obligation [Member]
Long-term debt consists of:
Long-term borrowing	2,802
Other financing [Member]
Long-term debt consists of:
Long-term borrowing	743
North Ocean 105 [Member]
Long-term debt consists of:
Long-term borrowing	49,019	57,189
North Ocean 102 [Member]
Long-term debt consists of:
Long-term borrowing		$ 31,373